RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended
Sep. 30, 2021
HEALTHCOR CATALIO ACQUISITION CORP
Impact of company's financial statements

	As Previously
Balance Sheet as of January 29, 2021 (Audited)	Reported	Adjustment	Restated
Class A ordinary shares subject to possible redemption	$196,231,090	$10,768,910	$207,000,000
Class A ordinary shares	$169	$(108)	$61
Additional paid-in capital	$5,004,316	$(5,004,316)	$—
Accumulated deficit	$(5,000)	$(5,764,486)	$(5,769,486)
Total Shareholders’ Equity (Deficit)	$5,000,003	$(10,768,910)	$(5,768,907)

Balance Sheet as of March 31, 2021 (Unaudited)
Class A ordinary shares subject to possible redemption	$196,082,323	$10,917,677	$207,000,000
Class A ordinary shares	$170	$(109)	$61
Additional paid-in capital	$5,153,081	$(5,153,081)	$—
Accumulated deficit	$(153,766)	$(5,764,487)	$(5,918,253)
Total Shareholders' Equity (Deficit)	$5,000,003	$(10,917,677)	$(5,917,674)

Balance Sheet as of June 30, 2021 (Unaudited)
Class A ordinary shares subject to possible redemption	$194,648,426	$12,351,574	$207,000,000
Class A ordinary shares	$185	$(124)	$61
Additional paid-in capital	$6,586,963	$(6,586,963)	$—
Accumulated deficit	$(1,587,660)	$(5,764,487)	$(7,352,147)
Total Shareholders' Equity (Deficit)	$5,000,006	$(12,351,574)	$(7,351,568)

Condensed Statement of Changes in Shareholders' Equity (Deficit) for the Three Months Ended March 31, 2021 (Unaudited)
Sale of 20,700,000 Public Shares, net of underwriter discounts and offering expenses	$195,071,092	$(195,071,092)	$—
Sale of 614,000 Private Placement Shares	$6,140,000	$—	$6,140,000
Initial value of ordinary shares subject to redemption	$(196,082,323)	$196,082,323	$—
Remeasurement adjustment for Class A ordinary shares to redemption amount	$—	$(11,928,908)	$(11,928,908)
Total Shareholders' Equity (Deficit)	$5,000,003	$(10,917,677)	$(5,917,674)

Condensed Statement of Changes in Shareholders' Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of ordinary shares subject to redemption	$1,433,897	$(1,433,897)	$—
Total Shareholders' Equity (Deficit)	$5,000,006	$(12,351,574)	$(7,351,568)

Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited) – Noncash Transaction
Remeasurement adjustment to redemption value	$—	$11,928,908	$11,928,908

Statement of Cash Flows for the Six Months Ended June 30, 2021 (Unaudited) – Noncash Transaction
Remeasurement adjustment to redemption value	$—	11,928,908	$11,928,908

	As Previously	As	As Previously	As	As Previously	As
	Reported	Restated	Reported	Restated	Reported	Restated
	For the Three	For the Three	For the Three	For the Three	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended	Months Ended	Months Ended
	March 31, 2021	March 31, 2021	June 30, 2021	June 30, 2021	June 30, 2021	June 30, 2021
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	19,623,109	14,030,000	19,607,812	20,700,000	19,613,951	17,383,425
Basic and diluted net loss per ordinary share, Class A ordinary shares subject to possible redemption	$—	$(0.01)	$—	$(0.05)	$—	$(0.07)
Basic and diluted net loss per ordinary share, Class A ordinary shares not subject to possible redemption	—	$416,156	$—	614,000	—	515,624
Basic and diluted weighted average net loss per ordinary shares outstanding, Class A ordinary shares not subject to possible redemption	$—	$0.01	$—	$(0.05)	$—	$(0.07)
Basic and diluted weighted average shares outstanding, Class B ordinary shares	6,113,916	4,957,500	6,881,188	5,175,000	6,494,516	5,066,851
Basic and diluted net loss per ordinary share, Class B ordinary shares	$(0.03)	$(0.01)	$(0.21)	$(0.05)	$(0.25)	$(0.07)